Loans and borrowings (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		₨ 33,845	₨ 30,299
Recognition of right-of-use liability during the year		177	327
Payment of principal portion of lease liabilities		(1,015)	(785)
Borrowings made during the year		49,234	51,518
Borrowings repaid during the year		(68,616)	(47,998)
Effect of changes in foreign exchange rates		(153)	484
Closing balance		13,472	33,845
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	[1]	6,763	7,163
Recognition of right-of-use liability during the year	[1]	177	327
Payment of principal portion of lease liabilities	[1]	(1,015)	(785)
Borrowings made during the year	[1]	0	0
Borrowings repaid during the year	[1]	0	0
Effect of changes in foreign exchange rates	[1]	157	58
Closing balance	[1]	6,082	6,763
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		27,082	23,136
Recognition of right-of-use liability during the year		0	0
Payment of principal portion of lease liabilities		0	0
Borrowings made during the year		49,234	51,518
Borrowings repaid during the year		(68,616)	(47,998)
Effect of changes in foreign exchange rates		(310)	426
Closing balance		₨ 7,390	₨ 27,082

[1]	Includes current portion.